Federated Short-Term Municipal Trust

SEMI-ANNUAL REPORT

December 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

December 31, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--93.2%[2]
		Alabama--4.7%
$2,000,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,218,420
3,040,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2008	AA/Aa3		3,387,563
502,335	[3]	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		526,638
2,760,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.50%, 6/1/2005	A+/A1		2,836,148
860,000		Huntsville, AL, Health Care Authority, Revenue Bonds, 4.75% (Huntsville Hospital System), 6/1/2004	NR/A2		887,210
1,190,000		Lauderdale County & Florence, AL, Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group)/ (MBIA INS), 7/1/2005	AAA/Aaa		1,294,875
1,275,000		Lauderdale County & Florence, AL, Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group)/ (MBIA INS), 7/1/2006	AAA/Aaa		1,415,314
2,500,000		Mobile, AL, IDB (Series 1994A), 3.20% TOBs (International Paper Co.), Optional Tender 6/1/2003	BBB/Baa2		2,500,775

		TOTAL			15,066,943

		Alaska--2.9%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA INS), 12/1/2006	AAA/Aaa		3,328,770
1,260,000		Anchorage, AK, UT GO Bonds (Series B), 5.00% (FGIC INS), 12/1/2003	AAA/Aaa		1,304,213
3,500,000		Valdez, AK, Marine Terminal (1994 Series B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 1/1/2003	A-/A3		3,552,745
1,000,000		Valdez, AK, Marine Terminal (1994 Series C), 2.90% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 1/1/2003	A-/A3		1,013,150

		TOTAL			9,198,878

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Arizona--2.1%
$3,000,000		Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2003	AA/Aa2		$3,058,560
1,500,000		Maricopa County, AZ, Pollution Control Corp. (Series 1994E), 3.75% TOBs (Arizona Public Service Co.), Mandatory Tender 4/8/2003	BBB/Baa1		1,505,400
2,000,000		Salt River Project, AZ, Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2002D), 5.00%, 1/1/2007	AA/Aa2		2,218,580

		TOTAL			6,782,540

		Arkansas--1.5%
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.50% TOBs (Waste Management, Inc. GTD), Mandatory Tender 8/1/2003	BBB/NR		999,580
530,000		Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA INS), 2/1/2011	AAA/NR		542,619
1,420,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.00% (Arkansas Children's Hospital), 3/1/2005	A/A2		1,459,618
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	A/A2		1,677,621

		TOTAL			4,679,438

		California--1.0%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A3		1,076,260
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2005	A/A3		1,031,280
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,054,520

		TOTAL			3,162,060

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Colorado--1.7%
$325,000		Colorado HFA, SFM Revenue Bond (Series C-1), 7.65%, 12/1/2025	NR/Aa2		$333,037
17,000		Colorado HFA, SFM Senior Bonds (Series 1998C-2), 4.50%, 11/1/2005	NR/Aa2		17,139
75,000		Colorado HFA, SFM Subordinate Bonds (Series 1998B), 4.625%, 11/1/2005	NR/A1		75,630
500,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 4.75% (Parkview Medical Center), 9/1/2003	NR/Baa1		506,670
640,000		Colorado Health Facilities Authority, Hospital Refunding Revenue Bonds, 5.00% (Parkview Medical Center), 9/1/2004	NR/Baa1		660,819
3,810,000		Countrydale, CO, Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		3,845,966

		TOTAL			5,439,261

		Delaware--2.1%
6,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2006	AAA/Aaa		6,640,920

		District of Columbia--0.4%
1,130,000		District of Columbia, Revenue Bonds (Series 1999), 5.30% TOBs (819 7th Street, LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2004	A+/NR		1,168,318

		Florida--3.0%
880,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds (Series 2), 4.75% (MBIA INS), 7/1/2019	AAA/Aaa		922,390
1,300,000		Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2001E), 5.00% (Florida State), 6/1/2004	AA+/Aa2		1,368,432
2,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A-/A3		2,035,040
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2002B), 3.50% (Adventist Health System), 11/15/2004	A-/A3		1,021,390
500,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001B), 5.50% TOBs (Mt. Sinai Medical Center, FL), Mandatory Tender 5/15/2005	BB/Ba3		472,600
1,885,000		Miami-Dade County, FL, School District, COPs (Series A), 5.25%, 10/1/2006	AAA/Aaa		2,107,750
1,600,000		Palm Beach County, FL, Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2004	A+/NR		1,691,504

		TOTAL			9,619,106

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Georgia--3.5%
$3,000,000		Burke County, GA, Development Authority (Georgia Power Co.), Auction Note (Series 2002), 2/20/2003	A/A2		$3,000,000
3,000,000		Burke County, GA, Development Authority (Georgia Power Co.), (Series 1994), 2/20/2003	A/A2		3,000,000
1,700,000		Decatur County-Bainbridge, GA, IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		1,701,241
3,000,000		Municipal Electric Authority of Georgia, Combustion Turbine Project Revenue Bonds (Series 2002A), 5.00% (MBIA INS), 11/1/2008	AAA/Aaa		3,363,630

		TOTAL			11,064,871

		Illinois--4.7%
2,000,000		Chicago, IL, Gas Supply Revenue (Series B), 1.95% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 1/23/2003	A-2/VMIG1		2,000,080
1,030,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1998), 5.25% (Centegra Health System), 9/1/2003	A-/NR		1,050,981
2,000,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Advocate Health Care Network), 8/15/2003	AA/Aa3		2,040,460
1,000,000		Illinois State, UT GO Bonds (First Series of December 2000), 5.50%, 12/1/2004	AA/Aa2		1,078,110
3,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA INS), 7/1/2007	AAA/Aaa		3,338,280
2,000,000		Illinois State, UT GO Bonds (Series 2000), 5.25%, 8/1/2003	NR/Aa2		2,047,760
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	AAA/Aaa		3,486,181

		TOTAL			15,041,852

		Indiana--1.3%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		1,032,460
1,200,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2004	NR/Aa3		1,268,352
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2007	AA/Aa2		1,116,730
665,000		Indiana State HFA, SFM Revenue Bonds (Series C-3), 4.75%, 1/1/2029	NR/Aaa		687,524

		TOTAL			4,105,066

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Iowa--0.6%
$1,880,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds (Series 2001), 5.00%, 8/1/2004	AAA/Aaa		$1,988,250

		Kansas--1.8%
2,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A2		2,070,320
2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds (Series 1994), 3.90% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2004	BBB/A1		2,043,860
235,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 2001B-1), 4.00% (GNMA Home Mortgage Program GTD), 12/1/2013	NR/Aaa		239,413
1,370,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program (Series 1998 A-1), 5.00% (GNMA Home Mortgage Program COL), 6/1/2013	NR/Aaa		1,445,994

		TOTAL			5,799,587

		Louisiana--4.3%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, Series 2001, 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB/Baa2		1,060,440
2,200,000		Lake Charles, LA, Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Duke Energy Corp.), 8/15/2022, Callable @ 103, 1/31/2003	NR/Baa2		2,300,320
1,935,000		Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana-Pacific Corp.)/(Hibernia National Bank LOC), 5/1/2004	NR/A3		2,014,857
1,750,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2002), 5.00% (Ochsner Clinic Foundation Project)/ (MBIA INS), 5/15/2008	NR/Aaa		1,942,570
2,000,000		Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000), 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA/Aaa		2,000,000
2,500,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C), 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-/Baa3		2,504,525
2,000,000		St. Charles Parish, LA, PCR Refunding Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,015,100

		TOTAL			13,837,812

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Maryland--0.3%
$1,000,000		Prince Georges County, MD, IDRB (Series 1993), 3.10% TOBs (International Paper Co.), Optional Tender 7/15/2003	BBB/Baa2		$1,001,700

		Massachusetts--2.4%
1,500,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2001C), 5.00%, 12/1/2010	AA-/Aa2		1,671,705
2,000,000		Commonwealth of Massachusetts, Construction Loan UT GO Bonds (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		2,247,620
2,495,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa2		2,569,526
1,060,000		Massachusetts HEFA, Revenue Bonds (Series C), 5.00% (Milton Hospital), 7/1/2004	BBB+/NR		1,100,132

		TOTAL			7,588,983

		Michigan--5.3%
1,250,000		Detroit, MI, Capital Improvement LT GO Bonds (Series 2002A), 5.00% (MBIA INS), 4/1/2007	AAA/Aaa		1,388,813
1,000,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,135,040
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA/Aaa		2,831,775
1,450,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,637,891
4,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		4,275,240
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00% (MBIA INS), 1/1/2006	AAA/Aaa		1,365,737
1,005,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A), 4.70% (Hackley Hospital Obligated Group), 5/1/2004	NR/Baa1		1,026,497
1,265,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-/Aa3		1,309,402
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-/Aa3		1,069,090
820,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	NR/A1		847,552

		TOTAL			16,887,037

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Missouri--2.0%
$895,000		Cape Girardeau County, MO, IDA, Health Care Facilities Revenue Bonds, Series A, 4.50% (St. Francis Medical Center, MO), 6/1/2006	A/NR		$934,863
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,618,185
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,655,850
2,000,000		Missouri State HEFA, Revenue Bonds (Series 2002A), 5.00% (SSM Health Care Credit Group), 6/1/2007	AA-/NR		2,181,380

		TOTAL			6,390,278

		Nebraska--1.0%
1,500,000		Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/MIG1		1,529,550
1,665,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,769,745

		TOTAL			3,299,295

		New Mexico--0.2%
635,000		Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996), 5.00%, 6/1/2003	A		643,573

		New York--5.2%
3,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.00% (FSA INS), 11/15/2007	AAA/Aaa		3,357,720
1,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.25% (FSA INS), 11/15/2008	AAA/NR		1,418,425
705,000		New York City, NY, UT GO Bonds (Series 1991B), 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A/A2		708,398
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A/A2		1,072,370
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A/A2		1,073,060
1,960,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 71, 4.75%, 10/1/2021	NR/Aa1		2,079,599
1,000,000		New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bd. (Series B-1), 5.50% (MBIA INS), 4/1/2004	AAA/Aaa		1,053,110
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series 2002), 5.00%, 4/1/2006	AA-/NR		2,194,120
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series 2002), 5.00%, 4/1/2007	AA-/NR		2,216,960
1,185,000		Niagara Falls, NY, City School District, COPs (Series 1998), 5.625%, 6/15/2003	BBB-/Baa2		1,206,472

		TOTAL			16,380,234

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		North Carolina--1.6%
$2,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB/Baa3		$2,000,000
1,000,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C), 5.25% (Original Issue Yield: 5.40%), 1/1/2004	BBB/Baa3		1,034,340
1,100,000		North Carolina HFA, SFM Revenue Bonds (Series 1997TT), 4.90%, 9/1/2024	AA/Aa2		1,114,410
1,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.90% (Catawba Electric)/(Original Issue Yield: 5.95%), 1/1/2003	BBB+/Baa1		1,000,000

		TOTAL			5,148,750

		Ohio--7.4%
1,000,000		Beavercreek, OH, Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		1,042,820
1,170,000		Franklin County, OH, Revenue Refunding Bonds, 4.35% (Capitol South Community Urban Redevelopment Corp.), 6/1/2003	NR		1,181,571
3,000,000		Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998), 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB/Baa2		3,025,200
1,750,000		Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998), 4.30% (Knox Community Hospital)/ (Radian Asset Assurance INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA/NR		1,817,025
1,500,000		Mahoning County, OH, Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/ (Skybank LOC), Mandatory Tender 3/31/2005	NR/A3		1,501,380
530,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA Home Mortgage Program COL), 3/1/2015	NR/Aaa		545,052
980,000		Ohio HFA Multifamily Housing, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA Home Mortgage Program COL), 9/1/2026	AAA/Aaa		995,621
1,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.85% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2003	BBB-/Baa2		1,001,570
Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Ohio--continued
$1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		$996,570
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB-/Baa2		1,017,040
1,000,000		Ohio State Water Development Authority, PCR Bonds (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB/Baa2		998,110
1,500,000		Ohio State Water Development Authority, Refunding Facility PCR Bonds, 4.30% TOBs (Ohio Edison Co.), Mandatory Tender 6/1/2003	BBB-/Baa2		1,500,960
6,000,000		Ohio State, Higher Education Capital Facilities UT GO Bonds (Series II-A), 5.00%, 12/1/2008	AA/Aa2		6,733,800
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50% (FGIC INS), 6/1/2006	AAA/Aaa		1,119,060

		TOTAL			23,475,779

		Oklahoma--2.3%
2,845,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA Home Mortgage Program COL), 9/1/2029	NR/Aaa		3,073,766
2,000,000		Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2003	AAA/Aaa		2,029,900
2,000,000		Tulsa, OK, International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,094,020

		TOTAL			7,197,686

		Oregon--0.9%
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,043,640
1,000,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,083,420
750,000		Port of Portland, OR, 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		750,555

		TOTAL			2,877,615

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Pennsylvania--5.5%
$5,000,000		Montgomery County, PA, IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		$5,228,500
1,500,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		1,542,060
2,500,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), Optional Tender 7/1/2003	AAA/Aaa		2,509,450
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+/NR		220,420
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,106,510
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA/Aaa		1,397,938
2,000,000		Pennsylvania State University, Revenue Refunding Bonds, 5.00%, 3/1/2004	AA/Aa2		2,088,360
1,628,765		Philadelphia, PA, Municipal Authority, Equipment Revenue Bonds (Series 1997A), 5.297% (Philadelphia, PA Gas Works)/ (AMBAC INS), 10/1/2004	AAA/Aaa		1,731,214
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2005	A-/NR		1,070,390
640,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		669,197

		TOTAL			17,564,039

		Rhode Island--1.5%
2,775,000		Johnston, RI (2002 Series), 3.00% BANs, 6/19/2003	NR		2,790,956
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa2		623,562
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa2		681,025
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa2		740,243

		TOTAL			4,835,786

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		South Carolina--1.0%
$1,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AAA/Aaa		$1,037,410
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		994,420
1,100,000		South Carolina State Public Service Authority, UT GO Refunding Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,209,560

		TOTAL			3,241,390

		South Dakota--0.4%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,335,889

		Tennessee--3.4%
490,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2003	BBB+/NR		493,866
500,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		511,735
1,000,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA LOC), Mandatory Tender 2/1/2006	AAA/NR		1,083,990
1,995,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		2,147,757
2,085,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,275,903
2,000,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/#Aaa		2,244,720
2,000,000		Metropolitan Government Nashville & Davidson County, TN, IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		2,009,080

		TOTAL			10,767,051

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Texas--10.4%
$5,000,000		Austin, TX, Water and Wastewater System, Refunding Revenue Bonds (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa		$5,644,050
3,000,000		Brazos River Authority, TX (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		2,875,140
1,370,000		Gregg County, TX, HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,417,690
2,000,000		Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB/Baa2		2,059,360
2,265,000		Gulf Coast, TX, Waste Disposal Authority, Revenue Bonds (Series 2002), 5.00% (Bayport Area System)/ (AMBAC INS), 10/1/2007	AAA/Aaa		2,525,113
2,070,000		Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997), 4.95% (United States Treasury GTD), 5/1/2021	NR		2,132,141
3,000,000		Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB+/Baa1		2,968,080
1,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 4.00% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2004	AAA/Aaa		1,040,150
750,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 4.00% TOBs (TXU Energy), Mandatory Tender 11/1/2003	BBB/Baa2		739,320
750,000		San Antonio, TX, Electric & Gas, Refunding Revenue Bonds (Series 2002), 5.25%, 2/1/2008	AA+/Aa1		843,863
1,130,000		Tarrant County, TX, Jr. College District, Refunding LT GO Bonds (Series 2001A), 4.75%, 2/15/2004	AAA/Aa1		1,175,087
2,700,000		Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2001A), 5.00% (Texas State), 10/1/2006	AA/Aa1		2,994,759
6,000,000		Texas Turnpike Authority, Second Tier BANs (Series 2002), 5.00%, 6/1/2008	AA/Aa3		6,681,000

		TOTAL			33,095,753

		Utah--0.6%
1,650,000		Alpine, UT, School District, UT GO Bonds, 5.25%, 3/15/2006	NR/Aaa		1,822,904

Principal Amount			Credit Rating	[1]	Value
		SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
		Virginia--1.0%
$1,000,000		Chesterfield County, VA, IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		$1,030,050
2,000,000		Louisa, VA, IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 3.15% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2003	BBB+/A3		2,006,400

		TOTAL			3,036,450

		Washington--3.7%
1,155,000		Clark County, WA, Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50% (FSA INS), 1/1/2005	AAA/Aaa		1,246,765
2,065,000		Clark County, WA, Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50% (FSA INS), 1/1/2006	AAA/Aaa		2,283,663
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA INS), 12/15/2007	AAA/Aaa		1,494,972
2,500,000		Washington State Public Power Supply System, Nuclear Project No. 2 Revenue Refunding Bond (Series 1997B), 5.50% (Energy Northwest, WA), 7/1/2003	AA-/Aa1		2,552,975
2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA+/Aa1		2,186,760
2,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series 2002R), 3.50% (MBIA INS), 1/1/2007	AAA/Aaa		2,099,420

		TOTAL			11,864,555

		Wisconsin--0.8%
1,000,000		Pleasant Prairie, WI, Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		1,040,950
1,500,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 5.00% (Ministry Health Care)/(MBIA INS), 2/15/2005	AAA/Aaa		1,600,935

		TOTAL			2,641,885

		Wyoming--0.7%
2,150,000		Albany County, WY, PCR Bonds (Series 1985), 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		2,151,591

		TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $289,599,841)			296,843,125

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL SECURITIES--6.2%[2]
		Arizona--1.1%
$1,000,000		Maricopa County, AZ, IDA, 1.85% CP (American Water Capital Corp.), Mandatory Tender 1/24/2003	BBB+/Baa1		$1,000,000
1,200,000		Prescott, AZ, IDA (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,200,000
1,200,000		Prescott, AZ, IDA (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,200,000

		TOTAL			3,400,000

		Georgia--0.3%
1,000,000		Bibb County, GA, Development Authority (Series 1991IR-1), Weekly VRDNs (Temple-Inland, Inc.)	A-2/NR		1,000,000

		Indiana--1.7%
5,400,000		Indiana Health Facility Financing Authority (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(JPMorgan Chase Bank LIQ)	A-1+/VMIG1		5,400,000

		New York--0.9%
1,400,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D), Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		1,400,000
1,500,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15), Weekly VRDNs (Bank of New York LIQ)	NR/VMIG1		1,500,000

		TOTAL			2,900,000

		North Carolina--0.5%
1,700,000		Martin County, NC, IFA (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/Baa2		1,700,000

		Ohio--0.6%
1,900,000		Franklin County, OH, Mortgage Revenue (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/ (JPMorgan Chase Bank LIQ)	A-1+/VMIG1		1,900,000

		Tennessee--0.3%
1,000,000		Carter County, TN, IDB (Series 1983), Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		1,000,000

		Texas--0.5%
1,600,000		Harris County, TX, HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		1,600,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPAL SECURITIES--continued[2]
		Washington--0.3%
$800,000		Port Grays Harbor, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		$800,000

		TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $19,700,000)			19,700,000

		TOTAL INVESTMENTS (IDENTIFIED COST $309,299,841)[5]			$316,543,125

1 Please refer to the Appendix of the Statement of Additional information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to AMT represent 12.7% of the portfolio as calculated based upon total portfolio market value (unaudited).

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At December 31, 2002, these securities amounted to $2,026,638, which represents 0.6% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $1,500,000 and representing 0.5% of net assets).

4 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

5 The cost of investments for federal tax purposes amounts to $309,299,841. The net unrealized appreciation of investments on a federal tax basis amounts to $7,243,284, which is comprised of $7,478,182 appreciation and $234,898 depreciation at December 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($318,334,772) at December 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQs	--Liquidity Agreements
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $309,299,841)		$316,543,125
Cash		72,290
Income receivable		3,495,283
Receivable for investments sold		340,000

TOTAL ASSETS		320,450,698

Liabilities:
Payable for shares redeemed	$1,314,268
Income distribution payable	795,955
Accrued expenses	5,703

TOTAL LIABILITIES		2,115,926

Net assets for 30,496,611 shares outstanding		$318,334,772

Net Assets Consist of:
Paid in capital		$317,048,148
Net unrealized appreciation of investments		7,243,284
Accumulated net realized loss on investments		(5,956,693)
Undistributed net investment income		33

TOTAL NET ASSETS		$318,334,772

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$289,196,338 ÷ 27,705,105 shares outstanding		$10.44

Institutional Service Shares:
$29,138,434 ÷ 2,791,506 shares outstanding		$10.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2002 (unaudited)

Investment Income:
Interest			$5,370,033

Expenses:
Investment adviser fee		$598,358
Administrative personnel and services fee		112,491
Custodian fees		7,688
Transfer and dividend disbursing agent fees and expenses		33,760
Directors'/Trustees' fees		6,459
Auditing fees		7,715
Legal fees		2,820
Portfolio accounting fees		56,027
Distribution services fee--Institutional Service Shares		46,190
Shareholder services fee--Institutional Shares		327,784
Shareholder services fee--Institutional Service Shares		46,190
Share registration costs		22,061
Printing and postage		17,133
Insurance premiums		670
Miscellaneous		2,670

TOTAL EXPENSES		1,288,016

Waivers:
Waiver of investment adviser fee	$(168,503)
Waiver of transfer and dividend disbursing agent fees and expenses	(4,136)
Waiver of distribution services fee--Institutional Service Shares	(46,190)
Waiver of shareholder services fee--Institutional Shares	(327,784)

TOTAL WAIVERS		(546,613)

Net expenses			741,403

Net investment income			4,628,630

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(518,685)
Net change in unrealized appreciation of investments			2,926,069

Net realized and unrealized gain on investments			2,407,384

Change in net assets resulting from operations			$7,036,014

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2002	Year Ended 6/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,628,630	$8,108,322
Net realized loss on investments	(518,685)	(315,236)
Net change in unrealized appreciation of investments	2,926,069	1,883,229

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,036,014	9,676,315

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,098,299)	(7,270,217)
Institutional Service Shares	(530,221)	(838,177)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,628,520)	(8,108,394)

Share Transactions:
Proceeds from sale of shares	134,027,546	133,457,181
Net asset value of shares issued to shareholders in payment of distributions declared	1,692,338	3,625,248
Cost of shares redeemed	(60,204,307)	(87,114,862)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,515,577	49,967,567

Change in net assets	77,923,071	51,535,488

Net Assets:
Beginning of period	240,411,701	188,876,213

End of period (including undistributed (distributions in excess of) net investment income of $33 and $(77), respectively)	$318,334,772	$240,411,701

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.35	$10.27	$10.03	$10.20	$10.29	$10.26
Income From Investment Operations:
Net investment income	0.16	0.39 [2]	0.44	0.43	0.44	0.44
Net realized and unrealized gain (loss) on investments	0.09	0.08 [2]	0.24	(0.17)	(0.09)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.47	0.68	0.26	0.35	0.47

Less Distributions:
Distributions from net investment income	(0.16)	(0.39)	(0.44)	(0.43)	(0.44)	(0.44)

Net Asset Value, End of Period	$10.44	$10.35	$10.27	$10.03	$10.20	$10.29

Total Return[3]	2.46%	4.63%	6.90%	2.65%	3.39%	4.68%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	3.13%[4]	3.75%[2]	4.32%	4.29%	4.21%	4.28%

Expense waiver/reimbursement[5]	0.37%[4]	0.37%	0.40%	0.37%	0.37%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$289,196	$211,835	$167,025	$172,051	$202,226	$184,903

Portfolio turnover	11%	33%	58%	31%	19%	33%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to June 30, 2001, have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2002	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$10.35	$10.27	$10.03	$10.20	$10.29	$10.26
Income From Investment Operations:
Net investment income	0.15	0.36 [2]	0.41	0.41	0.41	0.42
Net realized and unrealized gain (loss) on investments	0.09	0.08 [2]	0.24	(0.17)	(0.09)	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.44	0.65	0.24	0.32	0.45

Less Distributions:
Distributions from net investment income	(0.15)	(0.36)	(0.41)	(0.41)	(0.41)	(0.42)

Net Asset Value, End of Period	$10.44	$10.35	$10.27	$10.03	$10.20	$10.29

Total Return[3]	2.34%	4.37%	6.64%	2.39%	3.13%	4.41%

Ratios to Average Net Assets:

Expenses	0.71%[4]	0.72%	0.72%	0.72%	0.72%	0.72%

Net investment income	2.87%[4]	3.50%[2]	4.08%	4.03%	3.97%	4.05%

Expense waiver/reimbursement[5]	0.37%[4]	0.37%	0.40%	0.37%	0.37%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$29,138	$28,577	$21,851	$14,282	$21,767	$11,367

Portfolio turnover	11%	33%	58%	31%	19%	33%

1 Beginning with the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years were audited by other auditors.

2 Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to June 30, 2001, have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2002 (unaudited)

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. Prior to July 1, 2001, the Fund did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As 7/1/2001		For the Year Ended 6/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (decrease)	$60	$60	$4	$60	$(64)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At June 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $5,384,635, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 1,189,491

2004	$ 2,597,123

2005	$ 170,193

2008	$ 541,582

2009	$ 624,448

2010	$ 261,798

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the using methods approved by the Trustees.

Additional information on the restricted security held at December 31, 2002, is as follows:

Security	Acquisition Date	Acquisition Cost
Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	11/9/1999	$502,335

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 12/31/2002		Year Ended 6/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,577,028	$109,825,103	10,227,717	$105,457,839
Shares issued to shareholders in payment of distributions declared	135,575	1,407,874	287,586	2,965,891
Shares redeemed	(3,480,532)	(36,112,127)	(6,310,639)	(65,033,764)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,232,071	$75,120,850	4,204,664	$43,389,966

	Six Months Ended 12/31/2002		Year Ended 6/30/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,332,822	$24,202,443	2,714,933	$27,999,342
Shares issued to shareholders in payment of distributions declared	27,391	284,464	63,921	659,357
Shares redeemed	(2,330,506)	(24,092,180)	(2,145,316)	(22,081,098)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	29,707	$394,727	633,538	$6,577,601

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,261,778	$75,515,577	4,838,202	$49,967,567

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will reimburse, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended December 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $169,400,000 and $104,770,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2002, were as follows:

Purchases	$107,535,480

Sales	$29,019,392

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

8020108 (2/03)